UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LaBranche Capital LLC
Address: 33 Whitehall Street
         New York, NY  10004

13F File Number:  028-10501

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey A. McCutcheon
Title:     Senior Vice President and Chief Financial Officer
Phone:     212-820-6220

Signature, Place, and Date of Signing:

 /s/  Jeffrey A. McCutcheon     New York, NY     January 20, 2011

LABRANCHE CAPITAL LLC WAS FORMERLY KNOWN AS LABRANCHE STRUCTURED PRODUCTS, LLC

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10499                     Labranche & Co Inc.